Stockholders' Equity (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 19, 2014	Jun. 30, 2014	Mar. 31, 2014	Feb. 14, 2013
Number of shares authority to issue	3,050,000,000
Common stock shares authorized	3,000,000,000	3,000,000,000	2,500,000,000				1,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001				$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000				50,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	23,155,223	21,581,103	9,567,228
Common stock, shares outstanding	23,155,223	21,581,103	9,567,228
Preferred stock dividends percentage	12.00%	12.00%
Preferred stock dividend per share in the event of liquidation or winding up	$ 1	$ 1
Preferred stock shares issued	2,460,000	2,460,000	2,400,000	1,861,000		1,983,025
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock shares issued						410,000
Preferred stock voting rights description		vote at a ratio of 1001 votes for each share of preferred stock
Number of preferred stock issued conversion basis		4
Conversion of preferred stock to common stock		0	(1,000,000)
Series F Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares issued	600,000			1,400,000
Preferred stock voting rights description		vote at a ratio of 33.3333 votes for each share of preferred stock
Number of preferred stock issued conversion basis	3,636
Conversion price per share	$ 0.3636
Conversion of preferred stock to common stock	(1,750,000)	(1,400,000)	0
Series F Preferred Stock [Member] | December 31, 2015 [Member]
Preferred stock voting rights description	The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015	vote at a ratio of 0.34 votes for each share of preferred stock
Number of preferred stock issued conversion basis	3,333	0.34
Number of common stock issued conversion basis	10,000
Conversion price per share	$ 0.3333
Redemption value per share	1	$ 1
Series G Preferred Stock [Member]
Preferred stock, par value	$ 0.001				$ 0.001
Preferred stock shares issued	5,669,500				0
Number of preferred stock issued conversion basis					2,105
Conversion price per share					$ 0.2105
Conversion of preferred stock to common stock	(4,459,500)
Series G Preferred Stock [Member] | December 31, 2015 [Member]
Preferred stock voting rights description	The holder of the shares is also entitled to vote at a ratio of 0.2 votes for each share of preferred stock. Any time after December 31, 2015, the Company also has the right to redeem the shares at a redemption value of $1 per share.
Number of preferred stock issued conversion basis	2,000
Number of common stock issued conversion basis	10,000
Conversion price per share	$ 0.2000
Redemption value per share	1
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001				$ 0.001
Common stock, shares issued	1,000,000
Common stock, shares outstanding	1,000,000
Preferred stock shares issued	0				1,000,000
Preferred stock voting rights description	The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock.
Number of common stock issued conversion basis	10,000
Conversion of preferred stock to common stock	1,750,000
Number of shares issued for Series F holders	$ 636,300
Series F Preferred Stock [Member]
Preferred stock, par value				$ 0.001	$ 0.001
Common stock, shares issued	250,000
Common stock, shares outstanding	250,000
Preferred stock shares issued	0			1,400,000	0
Series G Preferred Stock [Member]
Common stock, shares issued	1,210,000
Common stock, shares outstanding	1,210,000
Number of common stock issued conversion basis	10,000
Conversion of preferred stock to common stock	4,459,500
Number of shares issued for Series F holders	$ 937,820